                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10113

                       UBS Juniper Crossover Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

  SHARES                                                                           FAIR VALUE
-----------   ---------------------------------------------------------------    ---------------
              INVESTMENTS IN SECURITIES (75.21%)

              COMMON STOCK (12.33%)
              PATIENT MONITORING EQUIPMENT (12.33%)
    129,785   Insulet Corp. *                                                    $      2,676,167
                                                                                 ----------------
              TOTAL COMMON STOCK (Cost $1,240,901)                                      2,676,167
                                                                                 ----------------
              PREFERRED STOCKS (62.70%)
              DRUG DISCOVERY/DRUG DEVELOPMENT (45.60%)
      2,888   Acceleron Pharmaceuticals, Inc., Common *,(a)                                 7,753
    558,964   Acceleron Pharmaceuticals, Inc., Series B *,(a)                           1,500,651
     86,977   Acceleron Pharmaceuticals, Inc., Series C *,(a)                             233,507
     11,624   Acceleron Pharmaceuticals, Inc., Series D *,(a)                              31,207
     52,413   Acceleron Pharmaceuticals, Inc., Series E *,(a)                             140,713
    162,312   Cerimon Pharmaceuticals, Inc. *,(a)                                          21,669
    165,997   Cerimon Pharmaceuticals, Inc., Series A *,(a)                                23,524
  1,574,345   ChemoCentryx, Inc., Series B *,(a)                                        4,434,703
    242,674   ChemoCentryx, Inc., Series C *,(a)                                          683,578
      1,300   superDimension, Ltd., Series B *,(a)                                        649,520
     13,016   superDimension, Ltd., Series C-1 *,(a)                                      167,091
    134,026   superDimension, Ltd., Series C-2 *,(a)                                    1,720,537
      7,369   superDimension, Ltd., Series E-1 *,(a)                                      157,918
      6,029   superDimension, Ltd., Series E-2 *,(a)                                      129,201
                                                                                 ----------------
                                                                                        9,901,572
                                                                                 ----------------
              MEDICAL - BIOMEDICAL/GENETICS (4.17%)
    316,091   Macrogenics, Inc., Series A *,(a)                                            97,851
    982,489   Macrogenics, Inc., Series B *,(a)                                           304,145
  1,504,459   Macrogenics, Inc., Series C *,(a)                                           465,728
    121,182   Macrogenics, Inc., Series D *,(a)                                            37,514
                                                                                 ----------------
                                                                                          905,238
                                                                                 ----------------
              RESEARCH PRODUCT/TECHNOLOGY PLATFORM (12.93%)
    376,770   Amnis Corp., Series C-1 *,(a)                                               196,869
  2,438,743   Amnis Corp., Series C-2 *,(a)                                             1,274,289
    140,462   Amnis Corp., Series D *,(a)                                                 126,565
    827,267   Supernus Pharmaceuticals, Inc., Series A *,(a)                            1,211,202
                                                                                 ----------------
                                                                                        2,808,925
                                                                                 ----------------
              TOTAL PREFERRED STOCKS (Cost $13,225,523)                                13,615,735
                                                                                 ----------------
              WARRANTS (0.18%)
              DRUG DISCOVERY/DRUG DEVELOPMENT (0.18%)
     55,979   Acceleron Pharmaceuticals, Inc., $1.47, 06/10/20 *,(a)                       40,000
      1,842   superDimension, Ltd., Series E1, $21.43, 06/29/20 *,(a)                          --
      1,507   superDimension, Ltd., Series E2, $21.43, 06/29/20 *,(a)                          --
                                                                                 ----------------
                                                                                           40,000
                                                                                 ----------------
              MEDICAL - BIOMEDICAL/GENETICS (0.00%)
      9,089   Macrogenics, Inc., $0.65, 09/24/18 *,(a)                                         --
                                                                                 ----------------
              TOTAL WARRANTS (Cost $--)                                                    40,000
                                                                                 ----------------
              TOTAL INVESTMENTS IN SECURITIES (Cost $14,466,424)                       16,331,902
                                                                                 ----------------

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

   TOTAL INVESTMENTS IN SECURITIES -- 75.21%                                     $     16,331,902
                                                                                 ----------------
   OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 24.79%                                5,382,774
                                                                                 ----------------
   TOTAL MEMBERS' CAPITAL -- 100.00%                                             $     21,714,676
                                                                                 ================

Percentages shown represent a percentage of members' capital as of March 31, 2011.

----------
*     Non-income producing security.

(a) Private investment valued at fair value. The fair value of private investments amounted to $13,655,735 which represented 62.88% of the members' capital at March 31, 2011.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ASSETS TABLE

                                                   TOTAL FAIR
                                                    VALUE AT
DESCRIPTION                                      MARCH 31, 2011     LEVEL 1       LEVEL 2       LEVEL 3
---------------------------------------------    --------------   ------------   ---------   -------------
Investments in Securities
    Common Stock
        Patient Monitoring Equipment             $    2,676,167   $  2,676,167   $      --   $          --
                                                 --------------   ------------   ---------   -------------
    TOTAL COMMON STOCK                                2,676,167      2,676,167          --              --
                                                 --------------   ------------   ---------   -------------
    Preferred Stocks
        Drug Discovery/Drug Development               9,901,572             --          --       9,901,572
        Medical - Biomedical/Genetics                   905,238             --          --         905,238
        Research Product/Technology Platform          2,808,925             --          --       2,808,925
                                                 --------------   ------------   ---------   -------------
    TOTAL PREFERRED STOCKS                           13,615,735             --          --      13,615,735
                                                 --------------   ------------   ---------   -------------
    Warrants
        Drug Discovery/Drug Development                  40,000             --          --          40,000
        Medical - Biomedical/Genetics                        --             --          --              --
                                                 --------------   ------------   ---------   -------------
    TOTAL WARRANTS                                       40,000             --          --          40,000
                                                 --------------   ------------   ---------   -------------
TOTAL INVESTMENTS IN SECURITIES                  $   16,331,902   $  2,676,167   $      --   $  13,655,735
                                                 ==============   ============   =========   =============
TOTAL ASSETS                                     $   16,331,902   $  2,676,167   $      --   $  13,655,735
                                                 --------------   ------------   ---------   -------------

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                      CHANGE IN
                        BALANCE AS OF   ACCRUED                      UNREALIZED                         TRANSFERS IN
                         DECEMBER 31,   DISCOUNTS  REALIZED GAIN/    APPRECIATION/                     AND/OR OUT OF  BALANCE AS OF
DESCRIPTION                 2010       /PREMIUMS       (LOSS)       DEPRECIATION     PURCHASES  SALES     LEVEL 3     MARCH 31, 2011
----------------------  -------------  ----------  --------------  ---------------   ---------  -----  -------------  --------------
INVESTMENTS IN
SECURITIES

PREFERRED STOCKS
Drug Discovery/Drug
Development             $  10,681,343  $       --  $           --  $      (781,344)  $   1,573  $  --  $          --    $  9,901,572

Medical --
Biomedical/Genetics           905,238          --              --               --          --     --             --         905,238

Research
Product/Technology
Platform                    2,808,925          --              --               --          --     --             --       2,808,925
                        -------------  ----------  --------------  ---------------   ---------  -----  -------------  --------------
TOTAL PREFERRED STOCKS     14,395,506          --              --         (781,344)      1,573     --             --      13,615,735

WARRANTS
Drug Discovery/Drug
Development                    40,000          --              --               --          --     --             --          40,000

Medical --
Biomedical/Genetics                --          --              --               --          --     --             --               -
                        -------------  ----------  --------------  ---------------   ---------  -----  -------------  --------------
TOTAL WARRANTS                 40,000          --              --               --          --     --             --          40,000

                        -------------  ----------  --------------  ---------------   ---------  -----  -------------  --------------
ENDING BALANCE          $  14,435,506  $       --  $           --  $      (781,344)  $   1,573  $  --  $          --  $   13,655,735
                        -------------  ----------  --------------  ---------------   ---------  -----  -------------  --------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets still held as of March 31, 2011 is $(781,344).

PORTFOLIO VALUATION

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

LEVEL 1--quoted prices in active markets for identical securities.

LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

LEVEL 3--significant unobservable inputs (including the Fund's own assumptions and indicative non-binding broker quotes.)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended March 31, 2011. Please refer to the December 31, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Juniper Crossover Fund, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date May 20, 2011

* Print the name and title of each signing officer under his or her signature.